Commitments and Contingencies - Schedule of Contractual Obligations of Future Minimum Lease Payments (Details) $ in Thousands	Sep. 30, 2018 USD ($)
Commitments And Contingencies Disclosure [Abstract]
2018	$ 140
2019	567
2020	426
2021	58
Total contractual obligations	$ 1,191